INCOME TAXES - Uncertain tax positions (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
reconciliation of the beginning and ending amount of unrecognized tax benefits associated with uncertain tax positions
Increase to tax position in connection with the Cablevision Acquisition	$ 4,031
Decreases related to prior year tax positions	(6)
Balance at end of year	4,025
Decrease in income tax if all uncertain tax positions were sustained	5,185
Interest expense relating to uncertain tax position	$ 309